Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Portfolio – Partners Small Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 39	0.78% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 345,655,760
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 345,655,760
Total number of portfolio holdings	154
Portfolio turnover for the reporting period	100%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
VSE Corp.	2.0%
Casella Waste Systems, Inc., Class A	2.0%
RadNet, Inc.	1.8%
Boot Barn Holdings, Inc.	1.7%
Credo Technology Group Holding Ltd.	1.7%
Hamilton Lane, Inc., Class A	1.5%
Loar Holdings, Inc.	1.3%
Mirion Technologies, Inc.	1.3%
Ensign Group, Inc. (The)	1.3%
JFrog Ltd.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
VSE Corp.	2.0%
Casella Waste Systems, Inc., Class A	2.0%
RadNet, Inc.	1.8%
Boot Barn Holdings, Inc.	1.7%
Credo Technology Group Holding Ltd.	1.7%
Hamilton Lane, Inc., Class A	1.5%
Loar Holdings, Inc.	1.3%
Mirion Technologies, Inc.	1.3%
Ensign Group, Inc. (The)	1.3%
JFrog Ltd.	1.3%

Variable Portfolio – Partners Small Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 51	1.03% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 345,655,760
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 345,655,760
Total number of portfolio holdings	154
Portfolio turnover for the reporting period	100%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
VSE Corp.	2.0%
Casella Waste Systems, Inc., Class A	2.0%
RadNet, Inc.	1.8%
Boot Barn Holdings, Inc.	1.7%
Credo Technology Group Holding Ltd.	1.7%
Hamilton Lane, Inc., Class A	1.5%
Loar Holdings, Inc.	1.3%
Mirion Technologies, Inc.	1.3%
Ensign Group, Inc. (The)	1.3%
JFrog Ltd.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
VSE Corp.	2.0%
Casella Waste Systems, Inc., Class A	2.0%
RadNet, Inc.	1.8%
Boot Barn Holdings, Inc.	1.7%
Credo Technology Group Holding Ltd.	1.7%
Hamilton Lane, Inc., Class A	1.5%
Loar Holdings, Inc.	1.3%
Mirion Technologies, Inc.	1.3%
Ensign Group, Inc. (The)	1.3%
JFrog Ltd.	1.3%

[1]	Annualized.